Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	1,507,099	1,399,680
Allotted	477,890	329,092
Released	(814,659)	(221,673)
Forfeited	(49,655)
Outstanding at end of period	1,120,675	1,507,099
Fair value at measurement date	¥ 6,281	¥ 4,004